Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Inventory [Line Items]
Finished goods	¥ 42,599	¥ 40,069
Raw materials	30,839	25,363
Work in progress	23,526	22,362
Supplies and other	2,862	3,659
Inventories	¥ 99,826	¥ 91,453